Business Combinations (Details) - Schedule of purchase price as of the date of acquisition - Other Acquisitions [Member] ¥ in Thousands		Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Intangible assets	[1]			¥ 11,000	¥ 20,700
Net tangible liabilities	[2]			(77,919)	(174,405)
Goodwill				113,032	311,817
Total fair value of purchase price allocation				46,113	158,112
Cash consideration				28,000	143,740
Fair value of equity interests previously held in the acquirees				7,410	3,305
Fair value of non-controlling interests				¥ 10,703	¥ 11,067

[1]	The acquired intangible assets consisted of customer relationship, with estimated amortization periods of two years.
[2]	In the 2019 business acquisitions, net tangible assets acquired primarily included cash and cash equivalent of RMB17,898 (US$2,770), prepayment and other current assets of RMB14,561 (US$2,254), property and equipment of RMB7,225 (US$1,118), accrued expenses and other current liabilities of RMB23,038 (US$3,566) and prepayments from customers of RMB187,103 (US$28,962) and deferred tax liabilities, net of RMB3,948 (US$611) as of the date of acquisition. In the 2020 business acquisitions, net tangible assets acquired primarily included cash and cash equivalent of RMB24,450 (US$3,785), short-term investment of RMB20,013 (US$3,098), prepayment and other current assets of RMB116,645 (US$18,055), property and equipment of RMB24,777 (US$3,835), accrued expenses and other current liabilities of RMB208,012 (US$32,198), prepayments from customers of RMB55,340 (US$8,566) and deferred tax liabilities, net of RMB452 (US$70) as of the date of acquisition.